Details of Wallbox Group subsidiaries- Summary Of Details of Wallbox Group Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Activity	manufacture and sale of charging solutions with a clear focus on the automotive sector.
% Equity interest	0.00%
Wall Box Chargers, S.L [Member]
Disclosure of subsidiaries [line items]
Company name	Wall Box Chargers, S.L.
Registered office	Paseo de la Castellna, 95, Planta 28, 28046, Madrid, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox N.V.
% Equity interest	100.00%	0.00%	0.00%
Consolidation method	Fully consolidated
Kensington Capital Acquisition Corp. II [Member]
Disclosure of subsidiaries [line items]
Company name	Kensington Capital Acquisition Corp. II
Registered office	1400 Old Country Road, Suite 301, Westbury, NY 11590
Activity	Special purpose acquisition company
Company holding investment	Wallbox N.V.
% Equity interest	100.00%	0.00%	0.00%
Consolidation method	Fully consolidated
Wallbox Energy, S.L [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Energy, S.L.
Registered office	Calle Anabel Segura 7, H1, 28108, Alcobendas, Madrid, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox UK Limited [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox UK Limited
Registered office	378-380 Deansgate, Manchester, United Kingdom M3 4LY
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox France, SASU [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox France, SASU
Registered office	Avenue des Champs Elysées 102, 75008, Paris, France
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	100.00%
Consolidation method	Fully consolidated
WBC Wallbox Chargers Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Company name	WBC Wallbox Chargers Deutschland GmbH
Registered office	Kurt-Blaum-Platz 8, 63450, Hanau, Germany
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Italy, S.r.l. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Italy, S.r.l.
Registered office	Piazza Tre Torri 2, 20145 CAP, Milano, Italy
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	0.00%	0.00%
Consolidation method	Fully consolidated
Wallbox Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Netherlands B.V.
Registered office	Kingsfordweg 151,1042 GR Amsterdam, The Netherlands
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	0.00%	0.00%
Consolidation method	Fully consolidated
Wallbox USA Inc. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox USA Inc.
Registered office	800 W. El Camino Real Suite 180, Mountain View CA 94040, United States
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Shanghai Ltd. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Shanghai Ltd.
Registered office	Unit 05-129 Level 5, No. 482, 488, 492, 518 Xinjiang Road, Jingan District, Shanghai Municipality, China
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox AS (Intelligent Solution AS ) [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox AS (Intelligent Solution AS )
Registered office	Ryfylkevegen 2008, 4120 TAU, Norway
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	100.00%	61.67%	0.00%
Consolidation method	Fully consolidated
Wallbox ApS [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox ApS
Registered office	Østergade 20, Helsinge 3200, Denmark
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	61.67%	0.00%
Consolidation method	Fully consolidated
Wallbox AB (Intelligent Solution Sweden AB) [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox AB (Intelligent Solution Sweden AB )
Registered office	Rosenlundsgatan 54, 118 63 Stockholm, Sweden
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	61.67%	0.00%
Consolidation method	Fully consolidated
Wallbox Oy [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Oy
Registered office	PL 747, 00101 Helsinki, Finland
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	0.00%	0.00%
Consolidation method	Fully consolidated
Electromaps, S.L. [Member]
Disclosure of subsidiaries [line items]
Company name	Electromaps, S.L.
Registered office	Calle Marie Curie, 8 14-B 007, Barcelona, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.
% Equity interest	51.00%	51.00%	0.00%
Consolidation method	Fully consolidated